Description of Business (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Aug. 01, 2022
Description of Business [Line Items]
Entity incorporated date	Feb. 26, 2021
Galata Acquisition Corp [Member]
Description of Business [Line Items]
Callaway capital		$ 146.6